Consolidated Statements of Cash Flow ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (230,032)	$ (31,514)	¥ (302,341)	¥ (329,331)
Adjustments to reconcile net loss to net cash (used in) generated from operating activities
Depreciation of property and equipment	12,774	1,750	12,442	8,478
Amortization of intangible assets	922	126	787	439
Amortization of right-of-use assets	6,103	836	8,131	11,976
Share-based compensation	273,124	37,418	151,485	96,898
Clawback of shares under share incentive plan				(383)
(Gains) losses on disposal of property and equipment	682	93	138	(103)
Amortization of debt discounts	0	0	12,023	1,674
Interest expenses	(707)	(97)
Interest and investment income	(11,103)	(1,521)	(3,361)	(3,131)
(Income) losses from equity method investment	4,353	596	1,560	(196)
Allowance for doubtful accounts/current expected credit losses	12,790	1,752	13,691	47,784
Write-downs of inventories	921	126	460	956
Foreign currency exchange losses (gains)	49	7	(394)	1,488
Changes in operating assets and liabilities
Accounts receivable	(31,284)	(4,286)	(20,523)	(10,072)
Inventories	(21,590)	(2,958)	7,816	(3,257)
Prepayments and other assets	(29,515)	(4,044)	10,728	(22,942)
Amounts due from a related party	1,195	164		1,360
Accounts payable	92,345	12,651	5,445	(10,104)
Contract liabilities	25,392	3,479	17,847	4,490
Accrued expenses and other liabilities	57,551	7,884	(192)	36,252
Lease liabilities	(2,665)	(365)	(3,708)	(8,783)
Deferred income	(1,531)	(210)	(1,464)	1,521
Deferred government subsidies	(1,936)	(265)	998	1,525
Income taxes payable	121	17	22	3
Net cash flow used in operating activities	157,959	21,639	(88,410)	(173,458)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of non-controlling interests			(6,920)
Purchase of short-term investments	(885,706)	(121,341)	(56,694)	(76,807)
Redemption of short-term investments	444,759	60,932		151,388
Payments for short-term deposits	(130,071)	(17,820)	(14,164)
Proceeds received from maturity of short-term deposits	143,782	19,698
Payments for restricted short-term deposits	(39,486)	(5,410)	(33,437)
Proceeds received from maturity of restricted short-term deposits	43,942	6,020
Purchase of property and equipment	(38,966)	(5,338)	(7,832)	(12,166)
Proceeds from disposal of property and equipment				188
Acquisition of intangible assets	(1,112)	(152)	(1,255)	(1,653)
Cash paid for long-term investments	(19,650)	(2,692)	(10,090)	(4,550)
Receipt of loans receivable			1,700
Net cash flow provided by (used in) investing activities	(482,508)	(66,103)	(128,692)	56,400
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank loans	64,250	8,802	69,090	49,794
Repayment of short-term bank loans	(69,090)	(9,465)	(49,794)	(10,000)
Proceeds from long-term bank loans	25,000	3,425	10,000
Repayment of a Long-term bank loan	(6,846)	(938)	(14,154)	(3,000)
Proceeds from short-term debts	90,000	12,330		69,861
Repayment of short-term debts	(90,000)	(12,330)	(69,861)
Proceeds from issuance of a subsidiary's equity to a non-controlling interest holder				85
Payment of share repurchase	(10,085)	(1,382)
Proceeds from issuance of Class A ordinary shares, net of issuance costs	698,128	95,643	250,199
Net cash provided by financing activities	701,357	96,085	195,480	106,740
Effect of exchange rate changes on cash, cash equivalents and restricted cash	5,819	797	562	12,605
Net increase (decrease) in cash, cash equivalents and restricted cash	382,627	52,418	(21,060)	2,287
Cash, cash equivalents and restricted cash at the beginning of the year	228,250	31,272	249,310	247,023
Cash and cash equivalents at the end of the year	610,877	83,690	228,250	249,310
Supplemental disclosures of cash flow information
Interest paid	3,400	466	2,183	1,502
Income taxes paid	101	14	184	79
Non-cash investing and financing activities
Loans receivable settled by accounts payable	0	0	5,800	0
Purchase of property and equipment included in Accrued expenses and other liabilities	¥ 1,198	$ 164	¥ 1,401	¥ 3,327